Small/Mid Cap Value Fund Summary

Class/Ticker: Administrator Class - WWMDX

Summary Prospectus

April 1, 2013

Link to Prospectus	Link to SAI

Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated March 1, 2013, as previously supplemented, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

Investment Objective

The Fund seeks long-term capital appreciation.

Fees and Expenses

These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.50%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.26%
Fee Waivers	0.10%
Total Annual Fund Operating Expenses After Fee Waiver[1]	1.16%
1.	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 1.15% for Administrator Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

Example of Expenses

The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$118
3 Years	$390
5 Years	$682
10 Years	$1,514

Portfolio Turnover

The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, we invest:

  at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and

    up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

  We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was $101 million to $6.345 billion, as of May 31, 2012, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

  We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

  Principal Investment Risks

  An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

  Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

  Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

  Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

  Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

  Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

  Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

  Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

  Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

  Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

  Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

  Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

  Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

  Performance

  The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

  Calendar Year Total Returns as of 12/31 each year
  Administrator Class

Highest Quarter: 3rd Quarter 2009	+25.53%
Lowest Quarter: 4th Quarter 2008	-30.45%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Administrator Class (before taxes)	4/8/2005	11.31%	1.94%	10.34%
Administrator Class (after taxes on distributions)	4/8/2005	11.10%	1.79%	9.88%
Administrator Class (after taxes on distributions and the sale of Fund Shares)	4/8/2005	7.35%	1.59%	9.12%
Russell 2500TM Value Index (reflects no deduction for fees, expenses, or taxes)		19.21%	4.54%	10.20%

  After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

  Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	I. Charles Rinaldi, Portfolio Manager / 1997 Erik C. Astheimer, Portfolio Manager / 2008 Michael Schneider, CFA, Portfolio Manager / 2008

  Purchase and Sale of Fund Shares

  Administrator Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Administrator Class: $1 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Administrator Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1-800-222-8222 Contact your investment representative.

  Tax Information

  Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

  Payments to Broker-Dealers and Other Financial Intermediaries

  If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI

  Small/Mid Cap Value Fund Summary

  Class/Ticker: Institutional Class - WWMSX

  Summary Prospectus

  April 1, 2013

Link to Prospectus	Link to SAI

  Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at wellsfargoadvantagefunds.com/reports. You can also get information at no cost by calling 1-800-222-8222, or by sending an email request to wfaf@wellsfargo.com. The current prospectus ("Prospectus") and statement of additional information ("SAI") dated March 1, 2013, as previously supplemented, are incorporated by reference into this summary prospectus. The Fund's SAI may be obtained, free of charge, in the same manner as the Prospectus.

  Investment Objective

  The Fund seeks long-term capital appreciation.

  Fees and Expenses

  These tables are intended to help you understand the various costs and expenses you will pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	None
Maximum deferred sales charge (load) (as a percentage of offering price)	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.75%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.23%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.99%
Fee Waivers	0.03%
Total Annual Fund Operating Expenses After Fee Waiver[1]	0.96%
1.	The Adviser has committed through February 28, 2014 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver at 0.95% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses and extraordinary expenses are excluded from the cap. After this time, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

  Example of Expenses

  The example below is intended to help you compare the costs of investing in the Fund with the costs of investing in other mutual funds. The example assumes a $10,000 initial investment, 5% annual total return, and that operating expenses remain the same as in the tables above. The example also assumes that the Total Annual Fund Operating Expenses After Fee Waiver shown above will only be in place for the length of the current waiver commitment. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

After:
1 Year	$98
3 Years	$312
5 Years	$544
10 Years	$1,210

  Portfolio Turnover

  The Fund pays transaction costs, such as commissions,when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 32% of the average value of its portfolio.

  Principal Investment Strategies

  Under normal circumstances, we invest:

    at least 80% of the Fund's net assets in equity securities of small- and medium-capitalization companies; and

      up to 30% of the Fund's total assets in equity securities of foreign issuers, including ADRs and similar investments.

    We invest principally in equity securities of small-and medium capitalization companies, which we define as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was $101 million to $6.345 billion, as of May 31, 2012, and is expected to change frequently. We may also invest in equity securities of foreign issuers through ADRs and similar investments. As a hedging strategy, the Fund may write put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future. Whether or not this hedging strategy is successful depends on a variety of factors, particularly our ability to predict movements of the price of the hedged stock. Furthermore, we may use options to enhance return.

    We employ a multi-faceted investment process that consists of quantitative idea generation and rigorous fundamental research. This process involves identifying companies that we believe exhibit attractive valuation characteristics and warrant further research. We then conduct fundamental research to find securities in small- and medium-capitalization companies with a positive dynamic for change that could move the price of such securities higher. The positive dynamic may include a change in management team, a new product or service, corporate restructuring, an improved business plan, a change in the regulatory environment, or the right time for the industry in its market cycle. We typically sell a security when its fundamentals deteriorate, its relative valuation versus the peer group and market becomes expensive, or for risk management considerations. We believe the combination of buying the securities of undervalued small and medium capitalization companies with positive dynamics for change limits our downside risk while allowing us to potentially participate in significant upside appreciation in the price of such securities.

    Principal Investment Risks

    An investment in the Fund may lose money, is not a deposit of Wells Fargo Bank, N.A. or its affiliates, is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, and is primarily subject to the risks briefly summarized below.

    Counter-Party Risk. A Fund may incur a loss if the other party to an investment contract, such as a derivative or a repurchase or reverse repurchase agreement, fails to fulfill its contractual obligation to the Fund.

    Derivatives Risk. The use of derivatives such as futures, options and swap agreements, can lead to losses, including those magnified by leverage, particularly when derivatives are used to enhance return rather than offset risk.

    Foreign Investment Risk. Foreign investments face the potential of heightened illiquidity, greater price volatility and adverse effects of political, regulatory, tax, currency, economic or other macroeconomic developments.

    Issuer Risk. The value of a security may decline because of adverse events or circumstances that directly relate to conditions at the issuer or any entity providing it credit or liquidity support.

    Leverage Risk. Leverage created by borrowing or certain investments, such as derivatives and reverse repurchase agreements, can diminish the Fund's performance and increase the volatility of the Fund's net asset value.

    Liquidity Risk. A security may not be able to be sold at the time desired or without adversely affecting the price.

    Management Risk. There is no guarantee of the Fund's performance or that the Fund will meet its objective. The market value of your investment may decline and you may suffer investment loss.

    Market Risk. The market price of securities owned by the Fund may rapidly or unpredictably decline due to factors affecting securities markets generally or particular industries.

    Options Risk. An investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A Fund that purchases options is subject to the risk of a complete loss of premiums, while a Fund that writes options could be in a worse position than it would have been had it not written the option. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position.

    Regulatory Risk. Changes in government regulations may adversely affect the value of a security. An insufficiently regulated industry or market might also permit inappropriate practices that adversely affect an investment.

    Smaller Company Securities Risk. Securities of companies with smaller market capitalizations tend to be more volatile and less liquid than larger company stocks.

    Value Style Investment Risk. Value stocks may lose value and may be subject to prolonged depressed valuations.

    Performance

    The following information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year. The Fund's average annual total returns are compared to the performance of one or more indices. Past performance before and after taxes is no guarantee of future results. Current month-end performance is available on the Fund's Web site at wellsfargoadvantagefunds.com.

    Calendar Year Total Returns as of 12/31 each year
    Institutional Class

Highest Quarter: 3rd Quarter 2009	+25.52%
Lowest Quarter: 4th Quarter 2008	-30.46%

Average Annual Total Returns for the periods ended 12/31/2012
	Inception Date of Share Class	1 Year	5 Year	10 Year
Institutional Class (before taxes)	8/31/2006	11.58%	2.14%	10.48%
Institutional Class (after taxes on distributions)	8/31/2006	11.29%	1.95%	9.99%
Institutional Class (after taxes on distributions and the sale of Fund Shares)	8/31/2006	7.53%	1.75%	9.23%
Russell 2500TM Value Index (reflects no deduction for fees, expenses, or taxes)		19.21%	4.54%	10.20%

    After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state, local or foreign taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to tax-exempt investors or investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) Plans or Individual Retirement Accounts.

    Fund Management

Adviser	Sub-Adviser	Portfolio Manager, Title/Managed Since
Wells Fargo Funds Management, LLC	Wells Capital Management Incorporated	I. Charles Rinaldi, Portfolio Manager / 1997 Erik C. Astheimer, Portfolio Manager / 2008 Michael Schneider, CFA, Portfolio Manager / 2008

    Purchase and Sale of Fund Shares

    Institutional Class shares are generally available through financial intermediaries for the accounts of their customers and directly to institutional investors and individuals. Institutional investors may include corporations; private banks; trust companies; endowments and foundations; defined contribution, defined benefit and other employer sponsored retirement plans; institutional retirement plan platforms; insurance companies; registered investment advisor firms; bank trusts; 529 college savings plans; family offices; and fund of funds including those managed by Funds Management. In general, you can buy or sell shares of the Fund by mail, internet, phone or wire on any day the New York Stock Exchange is open for regular trading. You also may buy and sell shares through a financial professional.

Minimum Investments	To Buy or Sell Shares
Minimum Initial Investment Institutional Class: $5 million (this amount may be reduced or eliminated for certain eligible investors) Minimum Additional Investment Institutional Class: None	Mail: Wells Fargo Advantage Funds P.O. Box 8266 Boston, MA 02266-8266 Internet: wellsfargoadvantagefunds.com Phone or Wire: 1.800.222.8222 Contact your investment representative.

    Tax Information

    Any distributions you receive from the Fund may be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax advantaged investment plan. However, subsequent withdrawals from such a tax advantaged investment plan may be subject to federal income tax. You should consult your tax adviser about your specific tax situation.

    Payments to Broker-Dealers and Other Financial Intermediaries

    If you purchase a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Consult your salesperson or visit your financial intermediary's Web site for more information.

Link to Prospectus	Link to SAI